Note 16 - Contingencies	12 Months Ended
Nov. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Contingencies

 From time to time, the Company may be exposed to claims and legal actions in the normal course of business. As at November 30, 2017, and continuing as at February 15, 2018, the Company is not aware of any pending or threatened material litigation claims against the Company, other than as described below.

In November 2016, the Company filed an NDA for its abuse-deterrent oxycodone hydrochloride extended release tablets (formerly referred to as RexistaTM) (“Oxycodone ER”) product candidate, relying on the 505(b)(2) regulatory pathway, which allowed the Company to reference data from Purdue Pharma L.P.'s file for its OxyContin® extended release oxycodone hydrochloride. The Oxycodone ER application was accepted by the FDA for further review in February 2017. The Company certified to the FDA that it believed that its Oxycodone ER product candidate would not infringe any of sixteen (16) patents associated with the branded product Oxycontin® (the “Oxycontin® patents”) listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, commonly known as the Orange Book (the “Orange Book”), or that such patents are invalid, and so notified Purdue Pharma L.P. and the other owners of the subject patents listed in the Orange Book of such certification. On April 7, 2017, the Company received notice that Purdue Pharma L.P., Purdue Pharmaceuticals L.P., The P.F. Laboratories, Inc., or collectively the Purdue parties, Rhodes Technologies, and Grünenthal GmbH, or collectively the Purdue litigation plaintiffs or plaintiffs, had commenced patent infringement proceedings against the Company in the U.S. District Court for the District of Delaware in respect of the Company's NDA filing for Oxycodone ER, alleging that Oxycodone ER infringes six (6) out of the sixteen (16) patents. The complaint seeks injunctive relief as well as attorneys' fees and costs and such other and further relief as the Court may deem just and proper. An answer and counterclaim have been filed.

As a result of the commencement of these legal proceedings, the FDA is stayed for 30 months from granting final approval to the Company’s Oxycodone ER product candidate. That time period commenced on February 24, 2017, when the plaintiffs received notice of the Company’s certification concerning the patents, and will expire on August 24, 2019, unless the stay is earlier terminated by a final declaration of the courts that the patents are invalid, or are not infringed, or the matter is otherwise settled among the parties. A trial date for the Purdue litigation has been set for October 22, 2018. The Company is confident that it does not infringe the subject patents, and will vigorously defend against these claims.

In July 2017, three complaints were filed in the U.S. District Court for the Southern District of New York asserting claims under the federal securities laws against the Company and two of its executive officers on behalf of a putative class of purchasers of the Company’s securities. In a subsequent order, the Court consolidated the three actions under the caption Shanawaz v. Intellipharmaceutics Int’l Inc., et al., No. 1:17-cv-05761 (S.D.N.Y.), appointed lead plaintiffs in the consolidated action, and approved lead plaintiffs’ selection of counsel. Lead plaintiffs filed a consolidated amended complaint on January 29, 2018. In the amended complaint, lead plaintiffs purport to assert claims on behalf of a putative class consisting of purchasers of the Company’s securities between May 21, 2015 and July 26, 2017. The amended complaint alleges that the defendants violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder by making allegedly false and misleading statements or failing to disclose certain information regarding the Company’s NDA for Oxycodone ER abuse-deterrent oxycodone hydrochloride extended release tablets. The complaint seeks, among other remedies, unspecified damages, attorneys’ fees and other costs, equitable and/or injunctive relief, and such other relief as the court may find just and proper. Under a scheduling order approved by the Court, defendants’ must respond to the amended complaint by March 30, 2018. The Company and the other defendants intend to vigorously defend themselves against the claims asserted in the consolidated action.